INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]
	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	8,992	984	9,976

	December 31, 2022
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$5,364	$1,265	$6,629
Finished goods:
Packaged dried cannabis	8,665	549	9,214
Other products	742	-	742

Balance as of December 31, 2022	$14,771	$1,814	$16,585